Long-term Debt - Narrative (Details) $ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Aug. 28, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) facility	Dec. 31, 2024 CAD ($) facility	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Senior notes
Debt Instrument [Line Items]
Long-term debt			$ 0	$ 4,629
Secured debt | Senior and Junior Notes with Former Parent | Line of credit
Debt Instrument [Line Items]
Repayments of secured debt	$ 1,250		971
Secured debt | Unsecured Notes Due October 2034 and October 2024 | Senior notes
Debt Instrument [Line Items]
Amount	$ 1,250
Revolving credit facility | Senior Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | facility				3	3
Revolving credit facility | Senior Unsecured Revolving Credit Facility | Line of credit
Debt Instrument [Line Items]
Long-term debt				$ 0
Debt instrument term		4 years
Revolving credit facility, borrowing capacity		$ 1,400				$ 2,000
Remaining borrowing capacity		$ 1,400
Long-term line of credit				104	$ 150
Revolving credit facility | Senior Unsecured Revolving Credit Facility | Letter of credit
Debt Instrument [Line Items]
Long-term line of credit				16	$ 21
TC Energy
Debt Instrument [Line Items]
Long-term debt			$ 5,967	$ 0
Weighted average interest rate			6.21%				6.21%
TC Energy | Revolving credit facility | Revolving Credit Facility with Former Parent | Line of credit
Debt Instrument [Line Items]
Long-term debt			$ 0
Revolving credit facility, borrowing capacity			$ 76				$ 100